Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Schedule of composition and movement of property, plant and equipment
Research and development equipment

Cost
Balance, October 31, 2021	$23,150

Addition	7,593
Foreign currency translation	55

Balance, October 31, 2022	$30,798
Accumulated depreciation:

Balance, October 31, 2021	$2,572

Addition	10,335
Foreign currency translation	281

Balance, October 31, 2022	$13,188
Carrying amounts:

Balance, October 31, 2021	$20,578

Balance, October 31, 2022	$17,610